SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                            FORM N-1A

             REGISTRATION STATEMENT UNDER SECURITIES
                           ACT OF 1933

              Pre-Effective Amendment No. ____ ____
              Post-Effective Amendment No.  20   X

                      SEC File No. 2-27183
                             and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                        Amendment No. 17

                      SEC File No. 811-1528


                        BRUCE FUND, INC.

       [Exact Name of Registrant as Specified in Charter]

                      20 North Wacker Drive
                           Suite 2414
                     Chicago, Illinois 60606

            [Address of Principal Executive Offices]
                         (312) 236-9160

      [Registrant's Telephone Number, including Area Code]

                         Robert B. Bruce
                      20 North Wacker Drive
                           Suite 2414
                     Chicago, Illinois 60606

             [Name and Address of Agent for Service]


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)

Immediately upon filing pursuant to paragraph (b)
On October 27, 1997 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On (date) pursuant to paragraph (a) of Rule 485
                                             BRUCE FUND, INC.
                                               20   North  Wacker
Drive
                                             Suite 2414
                                               Chicago,  Illinois
60606
                                             (312)236-9160


                  BRUCE FUND, INC. / PROSPECTUS


A diversified, open-end no-load management company, whose objective is long-term capital appreciation through investments in common stock primarily; income is a secondary consideration. The Fund may also invest in other securities as described in this Prospectus under "General Description of Bruce Fund, Inc."

This Prospectus sets forth concise information about Bruce Fund, Inc. (the "Fund") that a prospective investor ought to know before investing. Investors should read and retain this Prospectus for future reference. Additional information has been filed with the Securities and Exchange Commission. Such statement of additional information may be obtained without charge by written request directed to Bruce Fund, Inc., 20 North Wacker Drive, Suite 2414, Chicago, Illinois 60606.

                   ___________________________


THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION  PASSED
UPON   THE   ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.    ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   ___________________________

                        October 27, 1997
                        TABLE OF CONTENTS

General Description                                               1

Fund Expenses                                                     1

Condensed Financial Information                                   2

Investment Restrictions                                           3

Risk Factors                                                      3

Management of the Fund                                            4

Capital Stock                                                     6

Purchase of Securities Being Offered                              7

Determination of Net Asset Value                                  7

Redemption or Repurchase                                          8

Pending Legal Proceedings                                         8

General Terms                                                     9

Dividend Election                                                 9

Order Form For Purchasing Share                                  10, 11


             GENERAL DESCRIPTION OF BRUCE FUND, INC.

      Bruce Fund, Inc., incorporated under the laws of Maryland, is a diversified open-end management investment company. The primary investment objective of the Fund is long term capital appreciation; income, in the form of dividends or interest, is a secondary consideration. There can be no assurance the objectives can be achieved. The investment policies pursued in seeking to achieve this objective involve investment primarily in common stocks and bonds, but also permit investment in securities convertible into common stocks, preferred stocks, other debt securities and warrants. Securities of unseasoned companies, where the risks are considerably greater than common stocks of more established companies, may also be acquired from time to time by the Fund, if the Fund management (Bruce and Co.) believes such investments offer possibilities of capital appreciation; however, the Investment Restrictions to which the Fund is subject limit the percentage of total fund assets which may be invested in the securities of any one issuer. These restrictions do not apply to securities representing ownership interest in United States Government securities. The Fund may invest, without restriction, in future interest and principal of U.S. Government securities, commonly known as "zero coupon" bonds.

                          FUND EXPENSES

     The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses set forth below are for the 1997 fiscal year.

                Shareholder Transaction Expenses

        Sales  Load Imposed  on  0.00%
        Purchases
        Sales  Load Imposed  on  0.00%
        Reinvested Dividends
        Contingent     Deferred  0.00%
        Sales Load
        Redemption Fees          0.00%
        Exchange Fees            0.00%

                 Annual Fund Operating Expenses

        Management Fees          1.00%
        12b-1 Fees               0.00%
        Other Expenses           0.69%
        Total         Operating  1.69%
        Expenses

      The purpose of this table is to assist the investor in understanding the various expenses that an investor in the fund will bear directly or indirectly.

      The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period:

       1 year       3 years      5 years    10 years
       $17.00       $53.00       $92.00     $200.00

      This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than these shown.

                 CONDENSED FINANCIAL INFORMATION
          (for a share outstanding throughout the year)

     The following Condensed Financial Information of the Fund is for the ten years ended June 30, 1997. The Condensed Financial Information set forth below should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

                For Fiscal Years Ending June 30(1)

                199  199  199  199  199  199  1991  199  198  198
                7    6    5    4    3    2          0    9    8

Net Asset       $13  $11  $94  $10  $    $    $113  $    $    $11
Value,          4.2  3.9  .04  9.6  89.  83.  .79   89.  93.  2.4
Beginning of    3    4         1    52   53         89   04   0
Period (B)
Income From
Investment
Operations
Net Investment  4.4  3.7  3.4  2.9  6.2  2.2  2.02  1.5  2.5  2.4
Income          2    7    0    1    2    2          3    7    1
Net Gains or    3.8  20.  19.  (11  16.  5.7  (30.  25.  (3.
Losses on       0    22   97   .53  37   4    33)   13   20)  (9.
Securities                     )                              49)
(both realized
and
unrealized)
Total from      8.2  23.  23.  (8.  22.  7.9  (28.  26.  (0.  (7.
Investment      2    99   37   62)  59   6    31)   66   63)  08)
Operations

Less
Distributions
Dividends       (4.  (3.  (3.  (6.  (2.  (1.  (1.9  (2.  (2.  (3.
(from net       10)  70)  47)  95)  50)  97)  5)    76)  52)  65)
investment
income) (A)
Distributions   --.  --.  --.- --.- ---  ---  ---.- ---  ---  (8.
(from capital   --   --   -    -    .--  .--  -     .--  .--  63)
gains) (A)
Total           (4.  (3.  (3.  (6.  (2.  (1.  (1.9  (2.  (2.  (12
Distributions   10)  70)  47)  95)  50)  97)  5)    76)  52)  .28
                                                              )
Net Asset       $13  134  $11  94.  $10  $    $     $11  $89  $93
Value, End of   8.3  .23  3.9  04   9.6  89.  83.5  3.7  .89  .04
Period (C)      5         4         1    52   3     9
Total Return    6.1  20.  25.  (8.  25.  9.6  (25.  30.  (0.  (5.
                3%   81%  78%  84%  55%  4%   03%)  40%  55%  03%
                               )                         )    )

Ratios/Supplem
ental Data
Net Assets,     2.6  2.5  2.2  2.0  2.4  2.1  2.36  3.3  3.4  4.5
End of Period   3    6    5    6    2    2          9    7    7
($ million)
Ratio of        1.6  1.7  2.0  1.9  2.1  2.1  2.47  2.2  1.8  1.9
Expenses to     9%   8%   4%   0%   2%   7%   %     5%   3%   2%
Average Net
Assets(2)
Ratio of Net    3.2  2.9  3.4  2.6  6.2  2.4  2.25  1.5  2.9  2.5
Income to       9%   8%   8%   4%   2%   9%   %     8%   2%   5%
Average Net
Assets(3)
Portfolio       4.2  11.  19.  2.4  13.  3.9  40.9  20.  6.0  5.2
Turnover Rate   2%   83%  34%  8%   63%  2%   6%    37%  9%   8%
   Average Commission (dollars per sh.)       0.0462            ----
----                 ----                  ----                 ----
----                  ----                ----                ----
  ____________________________________

 1For 1990 and prior years, figures are based on average month-end shares outstanding during year, with the following exceptions: (A) number of shares at last dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year. For 1991 through 1997 figures are based on average daily shares outstanding during year, with the same exceptions.

 2If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% and 2.05% for the years ended June 30, 1994 and 1989 respectively. The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

 3If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.18% and 2.70% for the years ended June 30, 1994 and 1989 respectively.
      There  is  no minimum or maximum percentage of Fund  assets
required  to  be  invested in any type  of  security.   Cash  and
equivalents  are retained by the Fund in amounts deemed  adequate for current needs, including without limitation the ability to redeem Fund shares, and pay current fees, costs and expenses of the Fund. The Fund reserved the right, as a temporary defensive measure when general economic (including market) conditions are believed by management to warrant such action, to invest any portion of its assets in conservative fixed-income securities such  as United States Treasury Bills, Notes, Bonds, certificates
of   deposit,   prime-rated  commercial  paper   and   repurchase
agreements with banks (agreements under which the seller of a security agrees at the time of sale to repurchase it at an agreed time and price). Securities are not generally purchased with a view to rapid turnover to obtain short-term profits, but rather are purchased because management believes they will appreciate in value over the long-term. The investment objectives and the other policies described in this paragraph may be changed without shareholder approval.

      Investment Restrictions: The Fund has adopted certain investment restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, as defined by the Investment Company Act. Such investment restrictions are set forth in the Fund's "Statement of Additional Information".

      The right, as a defensive measure (see above), to invest Fund assets in conservative fixed-income securities mandates that not more than 5% of the total assets of the Fund, taken at market value, will be invested in the securities of any one issuer (other than securities issued by the United States Government or an agency thereof, or a security evidencing ownership in future interest and principal of U.S. Treasury securities, such as "zero coupon" bonds). The exception to this restriction, relating to such Government securities permits management to invest assets of the Fund without limit in the instruments described above.

      Risk Factors: In seeking capital appreciation, the Fund will invest some of its assets in common stock of small and medium size companies whose stock prices often fluctuate more than prices of common stocks of larger companies. To the extent Fund assets should become so invested, such fluctuations would likely cause the Fund's price per share to be more volatile in both "up" and "down" markets than most of the popular stock averages. The Fund is intended for long-term investors and not for those who hope to profit from favorable short term swings in stock market prices. Further, the Fund is not intended to provide a balanced investment program to meet all requirements of every investor. It is also intended only for those financially able to assume the risks inherent in investing for long-term capital appreciation. Investors must recognize there is a risk of loss in any investment seeking capital appreciation, including securities issued by the U.S. Treasury.

     While debt securities are expected to be redeemed by payment to the investor of the principal amount thereof when such securities mature, they may provide opportunities to contribute to the realization of the Fund's paramount objective, capital appreciation. Many such securities outstanding are traded on exchanges or over-the-counter and may, from time to time, be acquired at substantial discounts from the principal amount which the issuer has promised to pay at maturity. The investment advisor may invest in such debt securities of any grade or quality, subject to the limitation on percentage of total Fund assets which may be invested in the securities of any one issuer. (See "Investment Restrictions"). Investments may be made in defaulted bonds, and management has invested in such defaulted bonds, which sell at a great discount from face redemption value. In most cases, the risk of loss or opportunity for gain on a debt security is less than on an equity security of the same issuer because in the case of corporate issuers, debt obligations must normally be satisfied before stockholders may participate in earnings or distributions of the issuer. Notwithstanding, there is risk that the market price of the debt security may decline below the price at which it was acquired, that the issuer may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default resulting in no repayment to the holder at maturity.

      The investment adviser to the Bruce Fund, Bruce and Co., presently manages no other mutual fund or investment company.


                     MANAGEMENT OF THE FUND

      The Fund has entered into an Investment Advisory Agreement employing Bruce and Co. to manage the investment and reinvestment of the Fund's assets and to otherwise administer the Fund's affairs to the extent requested by the Board of Directors. Under the Agreement Bruce and Co. is, subject to the authority of the Fund's board of directors, responsible for the overall management of the Fund's business affairs. This Agreement is subject to annual review and will continue in force if specifically approved annually by the stockholders.

      The  advisor,  Bruce and Co., is an Illinois  corporation, controlled by Robert B. Bruce; it is located at Suite  2414,  20
North Wacker Drive, Chicago, Illinois 60606. Bruce and Co. was, until January 2, 1987, a sole proprietorship.

      Robert B. Bruce, President of the Fund, and R. Jeffrey Bruce, Vice President-Secretary of the Fund, are the only stockholders, and Robert B. Bruce is the only control person of Bruce and Co. Robert B. Bruce has been an investment advisor since l954, following his graduation from the University of Wisconsin. He is a Chartered Financial Analyst. Since 1974, Mr. Bruce, through Bruce and Co., has been an investment advisor continuously serving both individuals and institutions. In August, l997, Bruce was managing assets with an approximate value of $20.5 million for such clients. Mr. Bruce is responsible for making investment decisions for the Fund, and is assisted by R. Jeffrey Bruce who graduated from the University of Colorado in l982. R. Jeffrey Bruce is the son of Robert B. Bruce.

  Bruce and Co.'s compensation for its services to the Fund are calculated as follows:

             Annual                      Applied to Average
         Percentage Fee                  Net Assets of Fund

1.0%                                   Up to $20,000,000; plus
0.6%                                     $20,000,000 through
                                          $l00,000,000;plus
0.5%                                      over $l00,000,000

     The fee is calculated and paid each calendar month based on the average of the daily closing net asset value of the Fund for each business day of that month. Since the rates above are annual rates, the amount payable to the adviser for each calendar month is l/l2th of the amount calculated as described. The annual percentage fee of l.0% is higher than the fee charged to a majority of open-end investment companies. The Fund also bears certain fees and expenses including, but not limited to, fees of directors (not affiliated with Bruce and Co.), custodian fees, costs of personnel to perform clerical, accounting and office services for the Fund, fees of independent auditors, counsel, transfer agencies and brokers' commissions. These fees are fully described in the Investment Advisory Agreement. For the most recent fiscal year, the total expenses of the Fund were l.69% of the average net assets. The adviser, Bruce and Co., received $25,720 during the l997 fiscal year (1.00% of average net assets)



                     DIRECTORS AND OFFICERS

Directors are elected at the annual meeting and serve until the next annual meeting of stockholders, and until the successor of each shall have been duly elected and shall have qualified. The board of directors is:


            Directors                 Business Experience
                                      for Last Five Years

  (1) *Robert B. Bruce
         Age 65                    l974   to   present    -
                                   principal, Bruce and Co.
                                   (investment    advisor);
                                   l982   to   present    -
                                   Chairman  of  Board   of
                                   Directors,    Treasurer,
                                   Professional   Life    &
                                   Casualty  Company  (life
                                   insurance       issuer),
                                   previously     Assistant
                                   Treasurer.

(2) James S. VanPelt, Jr.          l983   to   present    -
         Age 6l                    President,        Grundy
                                   Industries,         Inc.
                                   (roofing        material
                                   manufacturer)        was
                                   assistant  to  President
                                   prior to l985.

  (3) Ward M. Johnson              l978   to   present    -
         Age 60                    Manufacturer's     agent
                                   representing
                                   manufacturers         of
                                   housewares,         home
                                   furnishings,    consumer
                                   electronics    products,
                                   and office equipment.

      Two of the present directors have been serving since l983;
Mr. Ward M. Johnson was elected in December, l985 to fill a vacancy.

      As of September 30, l997, Robert B. Bruce owned 6,8l7 shares, R. Jeffrey Bruce owned 858 shares, and James S. Van Pelt owned 52 shares. The above-named directors and officers elected by them, who are employees of Bruce and Co. will receive no fees or salaries from the Fund for services rendered as directors or officers of the Fund.

      Officers of the Fund, duly elected and presently serving, are:

               President                Robert B. Bruce
                Vice-President,  Secretary           R.  Jeffrey
Bruce
               Treasurer                Robert B. Bruce

     The transfer agent and dividend paying agent of the Fund is Unified Management Corporation, 429 North Pennsylvania Street, Indianapolis, Indiana 46204-l897. The Fifth Third Bank, Cincinnati, Ohio serves as custodian of the securities and cash of the Fund. All dividend shares will be held by the transfer agent. Customer Account Service telephone numbers at Unified Management Corporation are (800) 872-7823 or (800) 87-BRUCE.



           MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The annual report to shareholders of the Fund contains performance information in addition to that included in this prospectus. The Bruce Fund will make available the annual report to any recipient of its prospectus upon request and without charge.


                          CAPITAL STOCK

      Bruce Fund, Inc. is a Maryland corporation incorporated on June 20, 1967. It has only one class of authorized stock:
Capital Stock, $1.00 par value. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable (as described under "How to Redeem Shares" and "Determination of Net Asset Value") and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liability associated with ownership of Fund stock.

      No person is believed by Management to own beneficially, except Robert B. Bruce, either directly or indirectly, more than 25% of the voting securities of the Fund. Mr. Bruce owed 37.5% of such securities at September 30, 1997.

      Shareholder inquiries should be addressed to Bruce Fund, Inc., Suite 2414, 20 North Wacker Drive, Chicago, Illinois
60606.

     The Fund intends to distribute substantially all of its net income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually and to comply with the provisions of the Internal Revenue Code applicable to investment companies, which will relieve the Fund of Federal income taxes on the amounts so distributed.

       Unless a shareholder otherwise directs, all income dividends and capital gains distribution are automatically reinvested in full and fractional shares of the Fund. Shares are purchased at the net asset value (see "Determination of Net Asset Value") next determined after the dividend declaration and are credited to the shareholder's account. Stock certificates are not issued. A shareholder may elect to receive all income dividends and capital gains distributions in cash or to reinvest capital gains distributions and receive income dividends in cash. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased. A shareholder wishing to make such election must notify the transfer agent in writing of such election. The dividends and long-term capital gains distributions are taxable to the recipient whether received in cash or reinvested in additional shares.

      Shareholders may elect not to continue in the dividend reinvestment program at any time. Following such election, the shareholder will receive income dividends or all distributions in cash. Any shareholder who is not participating in the dividend reinvestment program may elect to do so by giving written notice to the transfer agent. If an election to withdraw from or participate in the dividend reinvestment program is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Board of Directors of the Fund, when it declares a dividend, must fix in advance a recognized date for the determination of the stockholders entitled to receive such dividend. The record date must not be more than forty days preceding any dividend payment.


              PURCHASE OF SECURITIES BEING OFFERED

      Shares are issued by the Fund itself. The price per share is the next determined net asset value after acceptance of an application. See "Determination of Net Asset Value".

      To invest in Fund shares, the investor should complete the Order Form enclosed at page 9 of this Prospectus. The completed and signed application, accompanied by payment to Bruce Fund, Inc., should be mailed to Bruce Fund, Inc., c/o Unified
Management   Corporation,   429   North   Pennsylvania   Street,
Indianapolis, Indiana 46204-1897. All applications must be accompanied by payment. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Fund has established $1,000 as the minimum initial purchase and $500 as the minimum for any subsequent purchase (except through dividend reinvestment), which minimum amounts are subject to change at any time. Shareholders will be notified in the event such minimum purchase-amounts are changed. Stock certificates are not issued.

      Determination of Net Asset Value: The per share net asset value is determined as of 3:00 P.M. Central Time each business day by dividing the value of the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued-expenses), by the number of shares outstanding. Securities listed on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the last reported sale price. Unlisted securities for which quotations are available are valued at the closing bid price.

      Short-term securities are valued at amortized cost. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. The net asset value would also be determined at the close of business on any other day on which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be materially affected by changes in the value of the portfolio securities, provided that such day is a business day on which shares were tendered for redemption or orders to purchase shares were received by the Fund. Except under extraordinary conditions, the Fund's business days will be the same as those of the New York Stock Exchange.



                    REDEMPTION OR REPURCHASE

Shareholders have the right to request the Fund to redeem their shares by depositing their certificates at Unified Management Corporation with a written request addressed to Unified Management Corporation that the shares be redeemed. Redemption may be accomplished by a signed written request to the transfer agent that the Fund redeem the shares. Requests for redemption of Fund shares must be signed by each shareholder and EACH SIGNATURE MUST BE GUARANTEED by a bank or trust company in, or having a correspondent in New York City, or by a member firm of a national securities exchange. Signatures on endorsed certificates submitted for redemption must also be similarly guaranteed. Redemption requests received by the transfer agent before the close of business on the New York Stock Exchange on any day on which that Exchange is open will be effected at the redemption price calculated as of such close. Requests received after that time will be entered at the redemption price calculated as of such close on the next day on which that Exchange is open. It is suggested that all redemption requests by mail be sent Certified Mail with return receipt.

      The redemption price is the net asset value per share determined as described above. See, "Determination of Net Asset Value". Payment for shares redeemed, except as described hereafter, is made by the Fund to the shareholder within seven days after the certificates are received, but the Fund may suspend the right of redemption, subject to rules and regulations of the Securities and Exchange Commission, at any time when (a) The New York Stock Exchange is closed, (b) trading on such exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (d) the Commission by order permits such suspension for the protection of shareholders.

      If in the opinion of the Board of Directors, conditions exist which make cash payments undesirable, payment may be made in securities or other property in whole or in part. Securities delivered in payment of redemptions are valued at the same value of the Fund's assets. Shareholders receiving such securities or redemption will incur brokerage costs on the sale thereof. Long-term capital gains distribution will be taxed to the individual Fund shareholder as such, regardless of the length of time the Fund shares have been held.

                    PENDING LEGAL PROCEEDINGS

There are no legal proceedings to which the Fund or the adviser is a party.

                          GENERAL TERMS

      This application is subject to acceptance by the Fund in Chicago, Illinois. This application will not be accepted unless accompanied by payment. The passage of title to and delivery of shares purchased (including shares hereafter purchased through dividend reinvestment or otherwise), whether or not certificates are issued, shall be deemed to take place in Illinois. The applicant certifies that he or she has full capacity to enter into this subscription agreement. The purchase price shall be the net asset value in effect at the time this application is accepted by the Fund.


                        DIVIDEND ELECTION

     Unless a shareholder otherwise directs, all income dividends and capital gains distributions are automatically reinvested in full and fractional shares of the Fund. If you do NOT wish your dividends and capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash (reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

      ( ) I (We) elect to receive the full amount of all dividends and capital gains distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

      ( ) I (We) elect to receive the full amount of all income dividend distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.


                                   ______________________________
                                   ______
                                   Signature


                                   ______________________________
                                   ______
                                   Signature of Co-Owner, if any.
                                      If   shares   are   to   be
registered. jointly, all
                                   owners must sign.


(NOTE: If this election is not signed, dividends and capital gains distributions will be reinvested in Fund shares, as described on the Order Form. If you elect to receive dividends/capital gains in cash, this signed Dividend Election must be returned with your Order Form for Purchasing Bruce Fund Shares).
  MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED MANAGEMENT
                           CORPORATION

     ORDER FORM FOR PURCHASING BRUCE FUND SHARES
     (Minimum initial investment of $1,000; $500, thereafter)

Unified Management Corporation                    Date:
429 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

      Enclosed is my check in the amount of $_____________ (make check payable to Bruce Fund, Inc.) for the purchase of shares of Bruce Fund, Inc. Capital Stock. The undersigned subscribes for:

  (    )  Exactly  ______________________________________________
  shares,
               OR
  (   )  The  maximum number of full and fractional shares  which may be purchased with the enclosed amount.

      The minimum initial purchase is $1,000, and the minimum for any subsequent purchase is $500, except through dividend reinvestment. All applications must be accompanied by payment. Differences between amounts submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

      I have received and read the latest prospectus of the Bruce
Fund.

      AUTOMATIC DIVIDEND REINVESTMENT - I understand that all dividends and capital gains will be automatically reinvested unless the Dividend Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

       STOCK CERTIFICATES - All shares purchased (including reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

      All  dividend  shares  will be held by  Unified  Management
Corporation.

Shares of the Bruce Fund are to be registered as follows:______________________________________
                                               (Name)
     This section must be completed to open your account.
     Failure to complete this section and sign the Order
     Form may result in backup withholding.

    SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER



     Individual accounts. Specify the Social Security number of the owner.
     Joint accounts. Specify the Social Security number of the first named owner.
     Uniform Gifts/Transfers to Minors account. Specify minor's Social Security number.
     Corporations, Partnerships, Estates, Other Entities or
     Trust accounts.  Specify the Taxpayer Identification
     Number of the legal entity or organization that will report income and/or gains resulting from your investments in the Fund.

     In addition to the above, Joint accounts must also specify the Social Security number of the second named owner here.



Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security Number or Taxpayer Identification Number in this Order Form, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security Number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to you (referred to as "backup withholding").

Under penalties of perjury, you certify that:

1. The Social Security or Taxpayer Identification Number on this Application is correct; and

2. You are not subject to backup withholding because a) you are exempt from backup withholding; or b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Name:                            Name:
_______________________________  _______________________________
__                               __
     (please print)
Street:                          Street:
_______________________________  _______________________________
__                               __
City:     ___________    State:  City:     ___________     State:
_________ Zip:_____              _________ Zip:_____


_______________________________  _______________________________
________                                     ________
           Signature                        Signature


If shares are to be registered jointly, all owners must sign. Any registration in the names of two or more co-owners will, unless otherwise specified, be as joint tenants with right of survivorship and not as tenants in common. Shares may be registered in the name of a custodian for a minor under applicable state law. In such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.

                                                       PROSPECTUS

                                                 October 27, 1997

                                                 BRUCE FUND, INC.


BRUCE FUND, INC.
20 North Wacker Drive
Chicago, Illinois  60606



Investment Adviser
     Bruce and Co.
     Chicago, Illinois


Custodian
     Fifth Third Bank
     Cincinnati, Ohio



Shareholder Service and Transfer Agent
     Unified Management Corporation
     429 North Pennsylvania Street
     Indianapolis, Indiana 46204-1897



Counsel
     McBride Baker & Coles
     Chicago, Illinois



Independent Public Accountants
     Arthur Andersen LLP
     Chicago, Illinois



               STATEMENT OF ADDITIONAL INFORMATION



                        BRUCE FUND, INC.
                      20 North Wacker Drive
                           Suite 2414
                    Chicago, Illinois  60606
                         (312) 236-9160





       This Statement of Additional Information is not a Prospectus, but it should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing or calling BRUCE FUND, INC. This Statement of Additional Information relates to the Prospectus dated October 27, 1997.




                     Date:  October 27, 1997


                        TABLE OF CONTENTS
                             PART B

General Description                                             1

Fund Expenses                                                   1

Condensed Financial Information                                 2

Investment Restrictions                                         3

Risk Factors                                                    3

Management of the Fund                                          4

Capital Stock                                                   6

Purchase of Securities Being Offered                            7

Determination of Net Asset Value                                7

Redemption or Repurchase                                        8

Pending Legal Proceedings                                       8

General Terms                                                   9

Dividend Election                                               9

General Information and History:

      Bruce Fund, Inc.'s (the "Fund") only business during the past five years has been an open-end no-load investment company. The name of the Fund was changed in October 1983, following stockholder approval of such change, to BRUCE FUND, INC. at a special meeting held October 17, 1983. At all times prior thereto, from the Fund's formation in 1967, its name was THE HEROLD FUND, INC. Other general information and history is set forth in the Prospectus.

Investment Objectives and Policies:

     The Fund has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment Company Act. These fundamental policies are:

      1. Securities of other investment companies will not be purchased, except the Fund may purchase securities issued by money market funds.

      2. The Fund will not acquire or retain any security issued by a company if one or more officers or directors of the Fund or any affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such stock or security.

      3. The Fund will not borrow money or pledge any of its assets.

      4. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

     5. The Fund will not sell short, buy on margin or engage in arbitrage transactions.

     6.   The Fund will not lend money, except for the purchase
of   a   portion  of  an  issue  of  publicly-distributed  debt
securities.

      7. The Fund will not buy or sell commodities, commodity futures contracts or options on such contracts.

       8. The Fund will not act as an underwriter or distributor of securities, other than its own capital stock, except as it may be considered a technical "underwriter" as to certain securities which may not be publicly sold without registration under the Securities Act of 1933.

      9. The Fund will not purchase or write any puts, calls or combinations thereof. The Fund may, however, purchase warrants for the purchase of securities of the same issuer issuing such warrants, or of a subsidiary of such issuer. The investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets.
Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

      10. The Fund will not purchase or own real estate or interests in real estate, except in the marketable securities of real estate investment trusts.

     11. The Fund will not purchase any securities which would cause more than 10% of the Fund's net assets at the time of purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933.

      12. Not more than 25% of the value of the Fund's total assets (exclusive of government securities) will be invested in companies of any one industry or group of related industries.
The Fund will not issue senior securities.

     13. The Fund will be required to have at least 75% of the value of its total assets represented by (i) cash and cash items (including receivables), (ii) government securities as defined in the Investment Company Act of 1940, and (iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

     14. The Fund will not invest in oil, gas or other mineral leases.

     It is the policy of the Fund not to invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessor, which have been in operation less than three years. Registrant does not presently invest in foreign securities and has no present plans to make such investments. There is no restriction against making investments in the securities of unseasoned issuers or of foreign Issuers and such Investments may be made in management's discretion, without approval of a majority of the Fund's outstanding voting securities. Management has no present intention of changing either policy described.

     Portfolio turnover rate was 4.22% in 1997, 11.83% in 1996, and 19.34% in 1995. Portfolio turnover rate is the percentage relationship between the value of the lesser of purchases or sales of the Fund's portfolio securities during the year and the average monthly value of portfolio securities owned by the Fund during such year. The shareholders receive distributions of income and taxable gains (see, "Tax Status"); if capital gains result from portfolio securities sold, it may increase the income tax liability of the shareholder.
Management of the Fund:

          (a)  The Fund is managed by its officers and directors.
It has no advisory board.  The persons serving are:

                                            Principal Occupation
  Name and Address    Positions Held With   During the Past Five
                          Registrant1               Years

Robert B. Bruce2      Director,   Chairman  See Prospectus,
1340 Asbury Avenue    of     the    Board,  "Management of Fund"
Winnetka, IL  60093   President, Treasurer

Ward M. Johnson       Director              See Prospectus
Savannah, GA 31406

James  S. Van  Pelt,  Director              See Prospectus
Jr.
1393 Edgewood Lane
Winnetka, IL  60093

R. Jeffrey Bruce 2,3  Vice President,       1983 to present -
1049 W. Montana       Secretary             Vice President  of
Chicago, IL  60614                          Bruce and Co.



       Control Persons and Principal Holders of Securities

     (a) One person is believed by management to own beneficially, either directly or indirectly, more than 25% of the voting securities of the Fund. (See, (b) below). Bruce Fund, Inc. is a Maryland corporation. In that no major corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

          (1) the consolidation, merger, share exchange or transfer of assets to another person;

          (2) the distribution of a portion of the assets of the Fund to its stockholders in partial liquidation;

          (3)  the voluntary dissolution of the Fund;

          (4) the "business combination" of the Fund with another person as described in Maryland General Corporation Law, Sec.E3-601 through 3-603.

     (b) The following table sets forth information as to all persons known to the Board of Directors of the Fund to be the beneficial owners of more than 5% of the outstanding shares of the Fund at June 30, 1997: Robert B. Bruce, 35.9%.

     (c) Robert B. Bruce, President of the Fund and principal owner of Bruce and Co., investment adviser to the Fund, presently owns 6,817 shares of the Fund, and his wife owns 437 shares; Mr. Bruce disclaims any beneficial ownership in Mrs. Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.


             Investment Advisory and Other Services

     (a) Bruce and Co., an Illinois corporation controlled by Robert B. Bruce, is the only investment adviser to the Fund. Mr. Bruce is in control of the adviser, and is Chairman of the Board of Directors, President and Treasurer of the Fund. R. Jeffrey Bruce is employed by, and a stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

      The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

 Annual Percentage Fee   Applied to Average Net Assets
                                    of Fund

1.0%                        Up to $20,000,000; plus

0.6%                          $20,000,000 through
                              $100,000,000; plus

0.5%                           over $100,000,000

      A fee installment will be paid in each month and will be computed on the basis of the average of the daily closing net asset values for each business day of the previous calendar month for which the fee is paid (e.g., 1/12% of such average will be paid in respect to each month in which such average is less than $20 million).

          (1) The advisory fee paid to Bruce and Co. during 1997 was $25,720 and in 1996 was $24,553.

          (2) The Fund is not subject to any expense limitation provision.

     (b) The following services furnished for and on behalf of the Fund are supplied and paid for wholly or in substantial part by the investment adviser in connection with the Investment
Advisory Contract:

       The  adviser  provides suitable office space  in  its
       own offices and all necessary office facilities and equipment for managing the assets of the Fund; members of the adviser's organization serve without salaries from the Fund as directors, officers or agents of the Fund, if duly elected or appointed to such positions by the shareholders or by the Board of Directors; the adviser bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities.

     (c) There are no fees, expenses, and costs of the Fund which are to be paid by persons other than the investment adviser or the Fund.

     (d) There are no management related service contracts under which services are provided to the Fund.

     (e) No person other than a director, officer, or employee of the Fund or person affiliated with Bruce and Co. regularly furnishes advice to the Fund and to Bruce and Co. with respect to the desirability of the Fund's investing in, purchasing and selling securities or other property or is empowered to determine what securities or other property should be purchased or sold by the Fund and no other person receives, directly or indirectly, remuneration for such advice, etc.

     (f) There is no plan pursuant to which the Fund incurs expenses related to the distribution of its shares and there are no agreements relating to the implementation of such a plan.

     (g)   The  Fund's custodian is Fifth Third Bank, Cincinnati,
Ohio.    The  Fund's  independent  public  accountant  is  Arthur
Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603.

      The above named custodian has custody of all the Fund's securities. It accepts delivery and makes payment for securities purchased and makes delivery and receives payment for securities sold. The Fund's Shareholder and Transfer Agent is Unified
Management Corp., Indianapolis, Indiana; it receives and processes all orders by investors to purchase and to redeem Fund's shares, maintaining a current list of names and addresses of all stockholders and their respective holdings. Upon receipt of authorization to make payment of Fund expenses from the investment adviser, the above named custodian makes such payments from deposits of the Fund, and sends confirmation of all bills paid. Unified Management Corp. pays dividends, makes capital gain distributions and mails annual reports and proxy statements to stockholders.

     Certified independent public accountants performed an annual audit of Fund's financial statements for each of the ten years ended June 30, 1997.


                      Brokerage Allocation

     (a) Decisions to buy and sell securities for the Fund, the selection of brokers and negotiation of the commission rates to be paid, or mark-ups (or mark-downs) on principal transaction, are made by Bruce and Co. Robert B. Bruce, an employee of the Fund and owner of Bruce and Co., is primarily responsible for making the Fund's portfolio decisions, subject to direction by the Board of Directors of the Fund. He is also primarily responsible for placing the Fund's brokerage business and, where applicable, negotiating the amount of the commission rate paid taking into account factors described in paragraph (c) below. It is the adviser's policy to obtain the best security price and execution of transactions available. During each of the last three fiscal years, the total brokerage commissions on the purchases and sales of portfolio securities by the Fund were:4

                    1997        $2,000
                    1996        $2,000
                    1995        $1,000

     (b) None of the brokers with whom the Fund dealt in the last three years was affiliated in any manner with the Fund, or with any affiliated person of the Fund, including the investment adviser.

     (c) Brokers are selected to effect securities transactions for the Fund based on the adviser's overall evaluation of the commission rates charged, the reliability and quality of the broker's services and the value and expected contribution of such services to the performance of the Fund. Where commissions paid reflect services furnished in addition to execution, the adviser will stand ready to demonstrate that such services were bona fide and rendered for the benefit of the Fund. Such commissions may, on occasion, be somewhat higher than could be obtained from brokers not supplying such services. The adviser considers the supplementary research and statistical or other factual information provided by dealers in allocating portfolio business to dealers. Such allocation is not on the basis of any formula, agreement or understanding.

      It is not possible to place a dollar value on such research and other information and it is not contemplated that the receipt and study of such research and other information will reduce the cost to Bruce and Co. of performing duties under the Advisory Agreement. The Board of Directors of the Fund has permitted the Fund to pay brokerage commissions which may be in excess of those which other brokers might have charged for effecting the same transactions, in recognition of the value of the brokerage and research services provided by the executing brokers. The research which is received from brokers includes such matters as information on companies, industries, areas of the economy and market factors. The information received may or may not be useful to the Fund, and may or may not be useful to the investment adviser in servicing other of its accounts.

       Bruce and Co. attempts to evaluate the overall reasonableness of the commissions paid by the Fund by attempting to negotiate commissions which are within a reasonable range, in the light of any knowledge available as to the levels of commissions being charged, but keeping in mind the brokerage and research services provided. Bruce and Co. will not execute portfolio transactions for the Fund and does not expect to receive reciprocal business from dealers who do so. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers, acting as principals, except where better prices or execution may otherwise be obtained.

     (d) Bruce and Co. is not aware that any of the Fund's brokerage transactions during the last fiscal year were placed pursuant to an agreement or understanding with a broker or otherwise through an internal allocation procedure because of research services provided.


               Capital Stock and Other Securities

      Bruce Fund, Inc. has only one class of authorized stock, Capital Stock, $1.00 par value; its Articles of Incorporation authorize the Issuance of 200,000 such shares. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. The holders have no preemptive rights. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of such directors if they choose to do so, and, in such event, the holders of the remaining shares so voting will not be able to elect any directors. The shares are redeemable (as described in the Prospectus) and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liabilities associated with ownership of Fund stock. There are no conversion rights and no sinking fund provisions.


     Purchase, Redemption and Pricing of Stock Being Offered

      See Prospectus, "Purchase of Securities Being Offered" and "Redemption or Repurchase". There are no underwriters and no distribution of expenses of offering price over the net amount invested. There is no difference in the price at which securities are offered to public and individual groups and the directors, officers and employees of the Fund or its adviser.


                           Tax Status

      The  Fund intends to distribute all taxable income  to  its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision will be made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company".

      On dividends from ordinary income and short-term gains the stockholders pay income tax in the usual manner. The dividend-received exclusion does not apply to capital gains distributions. The dividend-received exclusion is subject to proportionate reduction if the aggregate dividends received by the Fund from domestic corporations in any year is less than 75% of the Fund's gross income exclusive of capital gains. Statements will be mailed to shareholders in January of the year after the close of the fiscal year showing the amounts paid and the tax status of the year's dividends and distribution. The dividends and long term capital gains are taxable to the recipient whether received in cash or reinvested in additional shares. Federal legislation requires the Fund to withhold and remit to the Treasury a portion (20%) of dividends payable if the shareholder fails to furnish his taxpayer identification number to the Fund, if the Internal Revenue Service notifies the Fund that such number, though furnished, is incorrect, or if the shareholder is subject to withholding for other reasons set forth in Sec. 3406 of the Internal Revenue Code.


                          Underwriters

      The Fund will continuously offer public distribution of its
securities.   There  are no underwriters  with  respect  to  such
public distributions.


                      Financial Statements:

The Financial Statements filed herewith consist of:

      A. Audited Financial Statements as of June 30, 1997, including:

          (1)   Report  of independent public accountants,  dated
August 15, 1997.

          (2)  Schedule of Investments, at JuneE30, 1997.

          (3)  Balance Sheet at JuneE30, 1997.

          (4) Statement of Operations, for year ended JuneE30, 1997.

          (5) Statement of Changes in Net Assets, for years ended JuneE30, 1997 and 1996.

          (6)  Notes to Financial Statements.

   Other information respecting Bruce Fund, Inc. is included in

Part C, filed heretofore.



                       ARTHUR ANDERSEN LLP





            CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS



As independent public accountants, we hereby consent to the use of our report dated August 15, 1997, and to all references to our firm included in or made a part of this Registration Statement on Form N-1A of Bruce Fund, Inc.


                                  ARTHUR ANDERSEN LLP

Chicago, Illinois,

October 20, 1997


            REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

     We have audited the accompanying balance sheet of BRUCE FUND, INC. (a Maryland corporation), including the schedule of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights included in Note G for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        ARTHUR ANDERSEN LLP


Chicago, Illinois,
August 15, 1997.


                            BRUCE FUND, INC.
                        SCHEDULE OF INVESTMENTS
                             JUNE 30, 1997

Common Stocks (36.76%)             Bonds (63.31%)
No. of
Market                             Market
Shares            Issue Cost       Principal
Value                              Cost     Value

      Property-Casualty               U.S. Government (63.31%)
Insurance
                                   $7,000,000*U.S. Treasury
 6,250       RLI Corp. $72,500     $227,734         "STRIPS", Bond
                                            Principal, due
                                            5-15-2018$1,227,290$1,662,500
      Cosmetics
                                      Total Bonds $1,227,290$1,662,500
40,000 *Chantal Pharm.  95,275     42,500
      Communications

10,000           *NTN
        Communications  56,850     44,375Cash and Other Assets, Less
                                   Liabilities (-0.07%)     <$1,862>
      Medical Services
                                      Total Net Assets (100%)         $2,625,862
27,627 *InSight Health  90,256     117,415

11,000          *Atrix             The accompanying notes to
       Laboratories72,688129,250   financial statements
                                   are an integral part of this
      Energy Services              schedule.

37,500     *Team, Inc. 105,895     98,438*Non-cash income producing

      Utilities

 2,600*Tucson Electric
      Power     47,480  37,700

      Telecommunications

 5,000       *Cellular
      Technical Services40,625     45,625
      Real Estate Inv. Trust

 9,000       Capstead
      Mortgage  85,980 222,187

      Total Common
      Stocks  $667,549$965,224

                        BRUCE FUND, INC.
                         BALANCE SHEET
                         JUNE 30, 1997

ASSETS
      Investments,  at Market Value, (Cost  $1,894,839)         $
2,627,724
     Cash                                            14,898
     Dividends Receivable                               938
     Prepaid Insurance                                  518
                          Interest                     Receivable
53

          TOTAL ASSETS                         $  2,644,131

LIABILITIES

     Accrued Expenses                                18,269

          TOTAL LIABILITIES                      $   18,269

CAPITAL

     Capital Stock (18,980 Shares of $1 Par Value
       Capital Stock Issued and Outstanding; 200,000
       Shares Authorized)                       $    18,980
     Paid-in Surplus                              1,911,952
        Accumulated    Undistributed   Net   Investment    Income
217,184
        Accumulated   Net   Realized   Losses   on    Investments
(255,140)
         Net     Unrealized    Appreciation    on     Investments
732,886

     TOTAL CAPITAL (NET ASSETS)                  $2,625,862

               TOTAL LIABILITIES AND CAPITAL     $2,644,131

NET ASSET VALUE (Capital) Per Share             $    138.35

The accompanying notes to financial statements are an integral part of this statement.

                        BRUCE FUND, INC.
                    STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED JUNE 30, 1997


INVESTMENT INCOME
     Dividends                     $  26,423
     Interest                           100,873
                                                    $  127,296

EXPENSES
     Management Fees               $ 25,720
     Custodian/Security Transactions              1,691
     Directors                         202
     Transfer Agent Fees             2,534
     Legal Fees                        367
     Audit and Accounting Fees      11,010
     Insurance                          954
     Printing                          734

                                                    $   43,212

          NET INVESTMENT INCOME                     $   84,084


REALIZED AND UNREALIZED
GAINS  (LOSSES) ON INVESTMENTS
           Net      Realized      Losses      on      Investments
($87,700)
     Net Change in Unrealized Appreciation
          on Investments                          158,364

          NET GAIN ON INVESTMENTS                   $ 70,664


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $154,748


The accompanying notes to financial statements are an integral part of this statement.

                           BRUCE FUND, INC.
                  STATEMENT OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED JUNE 30, 1997 AND 1996

                                               1997     1996
OPERATIONS
  Net Investment Income                  $84,084   $73,524
  Net Realized Gains (Losses) on Investments      (87,700)
263,212
  Increase in Unrealized Appreciation
    on Investments                       158,364  115,013
  Net Change in Net Assets Resulting
    from Operations                     $154,748 $451,749


DISTRIBUTION TO SHAREHOLDERS
  Distributions from Net Investment Income       $(77,188)
$(70,020)


CAPITAL STOCK TRANSACTIONS
  Proceeds from Shares Issued            $30,450  $228,153
  Increase from Shares Issued in Reinvested
    Distributions                         75,880    68,356
  Cost of Shares Redeemed              (121,037) (361,895)
  Decrease in Net Assets Resulting from Capital
    Stock Transactions                 $(14,707) $(65,386)

TOTAL INCREASE                           $62,853  $316,343

NET ASSETS
  Beginning of Year                    2,563,009 2,246,666
  End of Year (including accumulated undistributed
    net investment income of $217,184 and $210,288,
    respectively)                     $2,625,862$2,563,009






The accompanying notes to financial statements are an integral part of these statements.

                        BRUCE FUND, INC.
                 NOTES TO FINANCIAL STATEMENTS
                         June 30, 1997

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with generally accepted accounting principles ("GAAP") and reporting practices prescribed for the mutual fund industry. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amouts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

       A description of the significant accounting policies follows:

      1. Portfolio valuation: Market value of investments is based on the last sales price reported on the last trading day of the Fund's fiscal year. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

       2.     Securities  transactions  and  investment   income:
Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date, interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 1997, the cost of investments held was $1,894,839 for both financial reporting and federal income tax purposes. At June 30, 1997, gross unrealized appreciation on investments was $815,373 and gross unrealized depreciation on investments was $(82,487) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

      During the years ended June 30, 1997 and 1996, there were 891 and 2,794 shares redeemed; 228 and 1,700 shares were issued and 550 and 470 shares were issued through dividend reinvestment, respectively.

NOTE C - PURCHASES AND SALES OF SECURITIES:

      During the year ended June 30, 1997, purchases and sales of securities with original maturities of greater than one year were $106,411 and $118,463 respectively.


NOTE D - RELATED PARTIES:

       Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice, provides office space and facilities, pays the compensation of all officers and employees of the Fund, and pays the cost of all prospectuses (other than those mailed to current shareholders). Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

          Annual  Percentage Fee         Applied to  Net  Average
Assets of Fund
           1.0%                                Up to $20,000,000;
plus
              0.6%                             $20,000,000     to
$100,000,000; plus
                 0.5%                                        over
$100,000,000.

      As of June 30, 1997, Robert B. Bruce owned 6,817 shares, R. Jeffrey Bruce owned 858 shares, and James S. Van Pelt, Jr. owned 52 shares of the Fund. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce & Company. James S. Van Pelt, Jr. is a director of the Fund.

NOTE E - TAXES:

     The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

      As  of  June  30, 1997, the Fund had available for  Federal
income   tax  purposes  an  unused  capital  loss  carryover   of
approximately $255,140 which expires beginning in the year 2001.

NOTE F - DIVIDEND DISTRIBUTION:

     During December 1996, the Fund announced a dividend from net investment income of $4.10 per share, aggregating $77,188. These distributions were payable December 31, 1996 to shareholders of record on December 30, 1996.

NOTE G - FINANCIAL HIGHLIGHTS:

    Selected data for each share of capital stock outstanding through each year is presented below5:

                                  1997     1996     1995     1994
1993

Net  Asset  Value,  Beginning of Period (B)$134.23$113.94$94.04$1
09.61  $89.52

   Income From Investment Operations
   Net Investment Income         4.42   3.77    3.40  2.91   6.22
    Net  Gains  or  Losses on Securities     3.80    20.22  19.97
(11.53)16.37
       (both realized and unrealized)
      Total  From  Investment  Operations    8.22    23.99  23.37
(8.62)22.59

   Less Distributions
   Dividends (from net investment
         income)  (A)               (4.10)  (3.70)   (3.47)(6.95)
(2.50)
      Distributions   (from   capital   gains)   (A)           --
--      --                          __--              --
       Total  Distributions         (4.10)  (3.70)   (3.47)(6.95)
(2.50)

Net Asset Value, End of Period (C)   $138.35 $134.23$113.94$94.04
$109.61

Total   Return                              6.13%    20.81%25.78%
(8.84)%25.55%

Ratios/Supplemental Data

Net Assets, End of Period ($ million)   2.63    2.56  2.25   2.06
2.42
Ratio  of  Expenses  to  Average Net Assets61.69%    1.78%  2.04%
1.90%2.12%
Ratio  of  Net  Income  to Average Net Assets7       3.29%  2.98%
3.48%2.64%6.22%
Portfolio  Turnover  Rate           4.22%  11.83%   19.34%  2.48%
13.63%
Average Commission (dollars per sh.)      0.0462  N/A N/A     N/A
N/A


     SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 20th day of October, 1997.


BRUCE FUND, INC.

By:  /s/ Robert B. Bruce
     Its President and Treasurer


By:  /s/ R. Jeffrey Bruce
     Its Vice President and Secretary


By:  /s/ James S. VanPelt, Jr.
     A Director
_______________________________
1 All persons named in this paragraph (a) assumed the position held with Fund at either Ocober 17 or 18, 1983 except Mr. Johnson, who was elected to the board of directors in December 1985.
2 Interested person as defined in the Investment Company Act of
1940.
3 R. Jeffrey Bruce is the son of Robert B. Bruce.
        4In addition to commissions, the Fund frequently purchases securities from dealers acting as principals; no commissions are paid on such transactions which include mark-ups determined by the seller.

       5 Figures are based on average daily shares outstanding during year, with the following exceptions:
   (A) number of shares at last dividend payment date, (B) number of shares at beginning of year, (C)
   number     of shares at end of year.

      6 If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% for the year ended June 30, 1994. The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

      7   If the Fund had paid all of its expenses and there
   had been no management fee waiver by the investment advisor, this ratio would have been 2.18% for the year ended June 30, 1994.